Employee Benefits (Details) - Schedule of Movement in Net Defined Benefit Liabilities (Assets) and In Their Components - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Defined benefit obligation [Member]
Employee Benefits (Details) - Schedule of Movement in Net Defined Benefit Liabilities (Assets) and In Their Components [Line Items]
Balance as of beginning	$ 14,101	$ 15,816
Included in profit or loss
Current service cost	459	487
Past service cost	(385)
Interest cost (income)	341	61
Administrative cost	24	21
Effect of movements in exchange rates	1,404
Included in other comprehensive income
Actuarial loss (gain) arising from financial assumptions	1,284	(3,529)
Actuarial loss arising from other assumptions		721
Return on plan assets excluding interest income
Effect of movements in exchange rates	260	(112)
Other movements
Contributions paid by the employer
Contributions paid by the employees and plan participants	3,207	1,950
Benefits paid	(1,102)	(1,314)
Changes from business combinations and loss of control
Balance as of ending	19,593	14,101
Fair value of plan assets [Member]
Employee Benefits (Details) - Schedule of Movement in Net Defined Benefit Liabilities (Assets) and In Their Components [Line Items]
Balance as of beginning	(12,913)	(11,671)
Included in profit or loss
Current service cost
Past service cost
Interest cost (income)	(312)	(45)
Administrative cost
Effect of movements in exchange rates	(1,286)
Included in other comprehensive income
Actuarial loss (gain) arising from financial assumptions
Actuarial loss arising from other assumptions
Return on plan assets excluding interest income	361	(51)
Effect of movements in exchange rates	(185)	14
Other movements
Contributions paid by the employer	(669)	(524)
Contributions paid by the employees and plan participants	(3,207)	(1,950)
Benefits paid	1,102	1,314
Changes from business combinations and loss of control
Balance as of ending	(17,109)	(12,913)
Net defined benefit liability (asset) [Member]
Employee Benefits (Details) - Schedule of Movement in Net Defined Benefit Liabilities (Assets) and In Their Components [Line Items]
Balance as of beginning	1,188	4,145
Included in profit or loss
Current service cost	459	487
Past service cost	(385)
Interest cost (income)	29	16
Administrative cost	24	21
Effect of movements in exchange rates	118
Included in other comprehensive income
Actuarial loss (gain) arising from financial assumptions	1,284	(3,529)
Actuarial loss arising from other assumptions		721
Return on plan assets excluding interest income	361	(51)
Effect of movements in exchange rates	75	(98)
Other movements
Contributions paid by the employer	(669)	(524)
Contributions paid by the employees and plan participants
Benefits paid
Changes from business combinations and loss of control
Balance as of ending	$ 2,484	$ 1,188